Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP023 [Member]
Master Trust [Line Items]
Master Trust [Table Text Block]
The following table presents the net assets of the Master Trust:

	As of December 31, 2025		As of December 31, 2024
	Master Trust	Plan Interest in Master Trust	Master Trust	Plan Interest in Master Trust
Registered Investment Companies (Mutual Funds)	$621,551,801	$241,815,036	$569,373,225	$221,766,892
Common/Collective Trusts	389,436,814	135,621,125	345,424,320	116,724,098
Berkshire Hathaway Stock Fund	56,895,914	25,073,771	55,306,537	24,616,280
Graham Holdings Company Stock Fund	5,243,851	984,318	4,321,924	820,007
Total net assets	$1,073,128,380	$403,494,250	$974,426,006	$363,927,277
The following table presents the net appreciation in the fair value of investments and investment income for the Master Trust for the year ended December 31, 2025:

Net appreciation in fair value of investments	$128,409,130
Interest and dividends	26,076,585
Total investment income	$154,485,715